Goodwill and Other Intangible Assets (Narrative) (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2016 JPY (¥) ¥ / shares	Mar. 31, 2015 JPY (¥) ¥ / shares	Mar. 31, 2014 JPY (¥)	Dec. 31, 2015 THB / shares	Dec. 31, 2014 THB / shares
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill	¥ 333,719	¥ 3,432	¥ 7,792
Intangible assets subject to amortization acquired	231,602	209,278
Intangible assets not subject to amortization acquired	389	265
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	¥ 117,726	¥ 677	312
Stock price | ¥ / shares	¥ 521.5	¥ 743.7
Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Stock price | THB / shares				THB 29.75	THB 44.75
Business Segment [Member] | Trust Assets Business Group [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill	¥ 4,298	¥ 3,432	¥ 7,792
Business Segment [Member] | Global Business Group [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill	329,421
Business Segment [Member] | Global Business Group [Member] | Other than MUAH/Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill	151,671
Business Segment [Member] | Global Business Group [Member] | Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill	177,750
Software [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 223,809	¥ 207,062
Weighted average amortization periods of intangible assets subject to amortization, years	6 years	5 years
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	¥ 8,923
Customer Relationships [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 6,479
Weighted average amortization periods of intangible assets subject to amortization, years	22 years
Customer Relationships [Member] | Business Segment [Member] | Trust Assets Business Group [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	¥ 8,043
Core Deposit Intangibles [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	¥ 99,981